Finance costs and finance income - Finance cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Cost and Finance Income [Line Items]
Finance costs	$ 37,822	$ 42,173	$ 38,422
Minera Yanacocha SRL and subsidiary [Member]
Finance Cost and Finance Income [Line Items]
Unwinding of the discount of the provision for mining closure, note 12(b)	32,049	36,709	36,015
Commissions of guarantee letters	3,153	2,485	2,113
Unwinding of debt instruments, note 14	1,497	1,497	735
Interests on tax contingency and others, see note 23		16,938	161
Finance costs	$ 36,699	$ 57,629	$ 39,024